PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Included in cost of goods sold [Member]
Statements Line Items
Amortization related to property, plant and equipment	$ 179,645	$ 186,892	$ 230,002
Included in expenses [Member]
Statements Line Items
Amortization related to property, plant and equipment	21,435	9,528
Included in research [Member]
Statements Line Items
Amortization related to property, plant and equipment	67,693
Included in inventory [Member]
Statements Line Items
Amortization related to property, plant and equipment	$ 5,902	$ 10,261	$ 8,337